Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 28,330,159	$ 6,759,265
Accounts receivable	1,225,297
Prepaid expenses and other assets	1,666,155	27,485
Total Current Assets	31,221,611	6,786,750
Non-current assets:
Natural gas and other properties, successful efforts method	33,979,014	22,480,830
Renewable natural gas properties, net of accumulated depreciation of $132,094	9,296,039
Value-added tax refund receivable	6,845,030	4,425,353
Operating lease right-of-use assets	1,744,897
Total Non-current Assets	51,864,980	26,906,183
Total Assets	83,086,591	33,692,933
Current Liabilities:
Accounts payable and accrued expenses	2,204,208	1,053,819
Lease liability, short-term	163,865
Derivative liability, at fair value		173,177
Total Current Liabilities	2,368,073	1,752,272
Non-current Liabilities:
Asset retirement obligation	4,375,919	4,242,680
Lease liability, long-term	1,579,443
Contingent consideration liability, long-term	24,994,315	26,482,682
Total Non-current Liabilities	30,949,677	30,725,362
Total Liabilities	33,317,750	32,477,634
Commitments and Contingencies (Note 6)
Temporary Equity:
Class 1 Preferred Units, no par value, 43,611 units authorized, issued and outstanding; liquidation preference $152,637,776 as of December 31, 2023		152,464,599
Stockholders’ and Members’ Equity:
Additional paid-in capital	226,722,424
Accumulated other comprehensive loss	(5,803,378)	(4,859,933)
Accumulated deficit	(191,047,953)	(146,389,367)
Noncontrolling interest	19,891,093
Total Equity (Deficit)	49,768,841	(151,249,300)
Total Liabilities and Equity	83,086,591	33,692,933
Related party
Current Liabilities:
Related party payables		525,276
Class A Ordinary Shares
Stockholders’ and Members’ Equity:
Common stock Value	4,056
Class C Ordinary Shares
Stockholders’ and Members’ Equity:
Common stock Value	$ 2,599